Capital and Financial Risk Management - Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liquidity Risk [Line Items]
Total	$ 29,477	$ 31,375
Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	4,916	4,111
Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	23,185	27,020
Tax liability
Liquidity Risk [Line Items]
Current financial liabilities	1,208	75
Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	169	169
Carrying Amount
Liquidity Risk [Line Items]
Total	29,477	31,375
Carrying Amount | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	4,916	4,111
Carrying Amount | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	23,185	27,020
Carrying Amount | Tax liability
Liquidity Risk [Line Items]
Current financial liabilities	1,208	75
Carrying Amount | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	169	169
Within Three Months
Liquidity Risk [Line Items]
Total	28,269	31,375
Within Three Months | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	4,916	4,111
Within Three Months | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	23,185	27,020
Within Three Months | Tax liability
Liquidity Risk [Line Items]
Current financial liabilities	0	75
Within Three Months | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	169	169
Three to Twelve Months
Liquidity Risk [Line Items]
Total	1,208	0
Three to Twelve Months | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	0	0
Three to Twelve Months | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	0	0
Three to Twelve Months | Tax liability
Liquidity Risk [Line Items]
Current financial liabilities	1,208	0
Three to Twelve Months | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One to Five Years
Liquidity Risk [Line Items]
Total	0	0
One to Five Years | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One to Five Years | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One to Five Years | Tax liability
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One to Five Years | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	$ 0	$ 0